SCHEDULE OF DISAGGREGATION OF REVENUE (Details) (Parenthetical) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Defined Benefit Plan Disclosure [Line Items]
Revenues	$ 187	$ 303	$ 3,033	$ 665
Estimated useful life	7 years		7 years
Service [Member]
Defined Benefit Plan Disclosure [Line Items]
Revenues	$ 106		$ 422
Related Development Costs [Member]
Defined Benefit Plan Disclosure [Line Items]
Revenues	$ 60		239
Product [Member]
Defined Benefit Plan Disclosure [Line Items]
Revenues			$ 2,514